Employee Benefits and Other Expenses Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits and Other Expenses Textual [Abstract]
Net actuarial loss to be amortized from accumulated other comprehensive income into net periodic benefit cost in the next twelve months	$ 74,000,000
Net prior service credit to be amortized from accumulated other comprehensive income into net periodic benefit cost in the next twelve months	3,000,000
Defined contribution plan, terms	Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, subject to statutory limits. Eligible employees who complete one year of service are eligible for company matching contributions, which are generally dollar for dollar up to 6% of an employee's eligible certified compensation. As of January 1, 2010, matching contributions are 100% vested. The 401(k) Plan includes a discretionary profit sharing contribution feature to allow us to make a contribution to eligible employees’ 401(k) Plan accounts. Profit sharing contributions are vested after three years of service.
Defined contribution retirement plan expense	1,200,000,000	1,100,000,000	1,100,000,000
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Increase in benefit obligation due to increasing assumed health care trend by one percentage point	29,000,000
Increase in total interest cost and service cost components of the net periodic benefit cost due to increasing assumed health care trend by one percentage point	1,000,000
Decrease in benefit obligation due to decreasing assumed health care trend by one percentage point	26,000,000
Decrease in total interest cost and service cost components of the net periodic benefit cost due to decreasing assumed health care trend by one percentage point	1,000,000
Long duration fixed income [Member]
Investment Strategy and Asset Allocation [Abstract]
Benefit Plan Investment Diversification	This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.
Intermediate (core) fixed income [Member]
Investment Strategy and Asset Allocation [Abstract]
Benefit Plan Investment Diversification	This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.
Domestic large-cap stocks [Member]
Investment Strategy and Asset Allocation [Abstract]
Benefit Plan Investment Diversification	This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across seven unique investment strategies. For December 31, 2013 and 2012, respectively, approximately 15% and 24% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor's 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.
Domestic small-cap stocks [Member]
Investment Strategy and Asset Allocation [Abstract]
Benefit Plan Investment Diversification	This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.
International stocks [Member]
Investment Strategy and Asset Allocation [Abstract]
Benefit Plan Investment Diversification	This category includes assets diversified across six unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.
Real estate/timber [Member]
Investment Strategy and Asset Allocation [Abstract]
Benefit Plan Investment Diversification	This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).
Hedge funds [Member]
Investment Strategy and Asset Allocation [Abstract]
Benefit Plan Investment Diversification	This category consists of several investment strategies diversified across more than 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.
Postretirement projected benefit obligation [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Defined benefit plan, description of direction and pattern of change for assumed health care cost trend rate	These rates are assumed to trend down 0.25% per year
Ultimate health care cost trend rate	5.00%
Postretirement projected benefit obligation [Member] | Minimum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year	6.75%
Year that rate reaches ultimate health care cost trend rate	2023
Postretirement projected benefit obligation [Member] | Maximum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year	8.50%
Year that rate reaches ultimate health care cost trend rate	2028
Periodic benefit cost [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Defined benefit plan, description of direction and pattern of change for assumed health care cost trend rate	These rates were assumed to decrease 0.25% per year
Ultimate health care cost trend rate	5.00%
Periodic benefit cost [Member] | Minimum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year	7.00%
Year that rate reaches ultimate health care cost trend rate	2023
Periodic benefit cost [Member] | Maximum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year	8.75%
Year that rate reaches ultimate health care cost trend rate	2028
Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Cash balance plan settlement	123,000,000
Employer contribution	$ 0
Cash balance plan [Member] | Total marketable equity securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	30.00%
Asset allocation, maximum of target mix range	50.00%
Cash balance plan [Member] | Total debt securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
Cash balance plan [Member] | Real estate, venture capital, private equity and other investments [Member]
Investment Strategy and Asset Allocation [Abstract]
Target asset allocation	10.00%
401(h) trust [Member] | Total marketable equity securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
401(h) trust [Member] | Total debt securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
VEBA [Member] | Total marketable equity securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	20.00%
Asset allocation, maximum of target mix range	40.00%
VEBA [Member] | Total debt securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	60.00%
Asset allocation, maximum of target mix range	80.00%